Revenues and other income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Products sales and service revenues
Sales of crude oil	€ 20,866	€ 22,453	€ 20,141
Sales of oil products	20,804	22,399	19,575
Sales of natural gas and LNG	17,922	19,642	15,113
Sales of petrochemical products	4,110	5,574	4,770
Sales of other products	2,593	2,421	2,068
Services	3,586	3,333	5,252
Sales from operations	69,881	75,822	66,919
Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	68,848	75,296
Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	1,033	526
Exploration & Production
Products sales and service revenues
Sales of crude oil	3,505	3,982	2,431
Sales of oil products	1,189	1,133	1,030
Sales of natural gas and LNG	5,454	4,554	3,470
Sales of other products	68	27	14
Services	283	247	186
Sales from operations	10,499	9,943	7,131
Exploration & Production | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	9,946	9,676
Exploration & Production | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	553	267
Gas & Power
Products sales and service revenues
Sales of crude oil	17,334	18,471	17,693
Sales of oil products	3,000	4,053	3,930
Sales of natural gas and LNG	12,468	15,088	11,643
Sales of petrochemical products	316	762	147
Sales of other products	2,502	2,363	2,021
Services	2,540	2,372	4,412
Sales from operations	38,160	43,109	39,846
Gas & Power | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	38,047	42,979
Gas & Power | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	113	130
Refining & Marketing and Chemical
Products sales and service revenues
Sales of crude oil	27		17
Sales of oil products	16,615	17,213	14,615
Sales of petrochemical products	3,772	4,777	4,591
Sales of other products	16	20	21
Services	587	584	527
Sales from operations	21,017	22,594	19,771
Refining & Marketing and Chemical | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	20,768	22,535
Refining & Marketing and Chemical | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	249	59
Corporate and Other activities
Products sales and service revenues
Sales of petrochemical products	22	35	32
Sales of other products	7	11	12
Services	176	130	127
Sales from operations	205	176	€ 171
Corporate and Other activities | Goods/Services transferred in a specific moment
Products sales and service revenues
Sales from operations	87	106
Corporate and Other activities | Goods/Services transferred over a period of time
Products sales and service revenues
Sales from operations	€ 118	€ 70